UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, NE

                68137

(Address of principal executive offices)

(Zip code)

Emile Moulineax

             Gemini Fund Services, LLC, 450 Wireless Boulevard, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2635

Date of fiscal year end:

7/31

Date of reporting period:10/31/10

Item 1.  Schedule of Investments.

GMG Defensive Beta Fund
PORTFOLIO OF INVESTMENTS
October 31, 2010 (Unaudited)

Shares				Value

	COMMON STOCK - 54.0%
	AEROSPACE/DEFENSE - 3.2%
3,250	Boeing Co. (The)			$ 229,580
3,850	United Technologies Corp.			287,864
				517,444
	BANKS - 2.5%
40,000	Citigroup, Inc. *			166,800
1,500	Goldman Sachs Group, Inc. (The)			241,425
				408,225
	BEVERAGES - 3.0%
4,500	Molson Coors Brewing Co.			212,535
4,200	PepsiCo, Inc.			274,260
				486,795
	COMMERCIAL SERVICES - 1.7%
3,500	Visa Inc. - Cl. A			273,595

	COMPUTERS - 6.5%
1,000	Apple, Inc. *			300,870
14,600	EMC Corp. *			306,746
3,050	International Business Machines Corp.			437,980
				1,045,596
	COSMETICS/PERSONAL CARE - 1.8%
4,500	Procter & Gamble Co. (The)			286,065

	FOREST PRODUCTS & PAPER - 1.6%
10,100	International Paper Co.			255,328

	HOUSEHOLD PRODUCTS/WARES - 1.3%
4,500	Tupperware Brands Corp.			201,645

	INTERNET - 1.1%
300	Google, Inc. - Cl. A *			183,897

	IRON/STEEL - 1.4%
3,500	Cliffs Natural Resources, Inc.			228,200

	MACHINERY-CONSTRUCTION & MINING - 2.1%
4,350	Caterpillar, Inc.			341,910

	OIL & GAS - 4.1%
3,375	Apache Corp.			340,943
4,800	Exxon Mobil Corp.			319,056
				659,999
	PHARMACEUTICALS - 7.1%
6,000	Abbott Laboratories			307,920
5,000	Express Scripts, Inc. *			242,600
6,000	Novartis AG			347,700
4,600	Teva Pharmaceutical Industries, Ltd.			238,648
				1,136,868
	RETAIL - 6.8%
7,000	CVS Caremark Corp.			210,840
6,750	Dollar Tree, Inc. *			346,343
3,750	McDonald's Corp.			291,637
5,000	Yum! Brands, Inc.			247,800
				1,096,620
	SOFTWARE - 2.1%
7,500	Adobe Systems, Inc. *			211,125
1,500	Vmware, Inc. - Cl. A *			114,690
				325,815
	TELECOMMUNICATIONS - 5.6%
15,000	Cisco Systems, Inc. *			342,450
4,500	Crown Castle International Corp. *			194,040
3,000	Hughes Communications, Inc. *			85,170
8,500	Verizon Communications, Inc.			275,995
				897,655
	TRANSPORTATION - 2.1%
5,500	CSX Corp.			337,975

	TOTAL COMMON STOCK (Cost $8,178,561)			8,683,632

	EXCHANGE TRADED FUNDS AND NOTES - 38.7%
	ASSET ALLOCATION - 2.2%
15,000	WisdomTree Dreyfus Emerging Currency Fund *			346,500

	COMMODITY - 17.2%
5,000	ETFS Palladium Trust *			322,400
1,600	ETFS Platinum Trust *			271,168
6,500	iPath Dow Jones-UBS Livestock Subindex Total Return ETN *			186,225
14,000	iShares Silver Trust *			338,380
21,000	PowerShares DB Agriculture Fund *			623,910
18,000	PowerShares DB Base Metals Fund *			409,500
13,500	PowerShares DB Energy Fund *			326,835
50,000	United States Natural Gas Fund LP *			291,000
				2,769,418
	DEBT - 4.5%
6,000	iShares Barclays 1-3 Year Credit Bond Fund			631,440
3,000	ProShares UltraShort 20+ Year Treasury *			101,970
				733,410
	EQUITY - 14.8%
3,000	iPath MSCI India Index ETN *			231,480
6,600	iShares FTSE/Xinhua China 25 Index Fund			296,868
5,000	iShares MSCI Brazil Index Fund			385,200
4,500	iShares MSCI EAFE Index Fund			256,545
4,000	iShares Russell 2000 Index Fund			281,240
6,000	Market Vectors - Coal ETF			238,200
6,000	Market Vectors - Russia ETF			205,740
2,000	SPDR S&P 500 ETF Trust			237,060
4,800	WisdomTree Emerging Markets SmallCap Dividend Fund			251,808
				2,384,141

	TOTAL EXCHANGE TRADED FUNDS AND NOTES (Cost $5,809,623)			6,233,469
Contracts***
	PURCHASED OPTIONS - 0.1%
100	Cisco Systems, Inc. January 2011 Call, Exercise Price $27.5			800
500	Citigroup, Inc. January 2012 Call, Exercise Price $12.50			21,000
				21,800

	TOTAL PURCHASED OPTIONS (Cost $59,426)			21,800

	SHORT-TERM INVESTMENTS - 7.1%
Shares	MONEY MARKET FUND - 7.1%
1,133,993	HighMark Diversified Money Market Fund (Cost $1,133,933)			1,133,993

	TOTAL INVESTMENTS - 99.9% (Cost $15,181,603) (a)			$ 16,072,894
	OTHER ASSETS LESS LIABILITIES - 0.1%			15,589
	TOTAL NET ASSETS - 100.0%			$ 16,088,483

* Non-Income producing security.
*** Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

			Unrealized appreciation:	$ 1,137,441
			Unrealized depreciation:	(246,150)
			Net unrealized appreciation:	$ 891,291

Contracts***	SCHEDULE OF CALL OPTIONS WRITTEN			Value
10	Apple, Inc. November 2010 Call, Exercise Price $320			$ 2,000
40	iShares IWM November 2010 Call, Exercise Price $72			4,520
20	SPDR SPY November 2010 Call, Exercise Price $120			2,820
	TOTAL CALL OPTIONS WRITTEN (Premiums Received $15,443)			$ 9,340

*** Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.
GMG Defensive Beta Fund
PORTFOLIO OF INVESTMENTS
October 31, 2010 (Unaudited)

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence  of a sale such securities shall be valued at the last bid price on the day of valuation.  If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, then the security is valued at a fair value determined in accordance with the Pricing and Valuation Guidelines approved by the Board of Trustees (the “Board”). Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of October 31, 2010  for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 8,683,632	$ -	$ -	$ 8,683,632
Exchange Traded Funds	$ 6,233,469	$ -	$ -	$ 6,233,469
Money Market Funds	$ -	$ 1,133,993	$ -	$ 1,133,993
Open Purchased Options	$ -	$ 21,800	$ -	$ 21,800
Total	$ 14,917,101	$ 1,155,793	$ -	$ 16,072,894
Liabilities	Level 1	Level 2	Level 3	Total
Open Written Options	$ -	$ 9,340	$ -	$ 9,340
Total	$ -	$ 9,340	$ -	$ 9,340

The Fund did not hold any Level 3 securities during the period.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

*/s/ Andrew Rogers

       Andrew Rogers, President

Date

12/21/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Andrew Rogers

        Andrew Rogers, President

Date

12/21/10

By (Signature and Title)

*/s/ Kevin Wolf

       Kevin Wolf, Treasurer

Date

12/21/10